SCHEDULE OF USEFUL LIVES OF PROPERTY, PLANT AND EQUIPMENT (Details)	Mar. 31, 2024	Sep. 30, 2023
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	8 years	8 years
Office and Electric Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years	3 years
Office and Electric Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years	5 years